Net Operating Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Net Operating Revenue [Abstract]
Schedule of Net Operating Revenue

Below is a summary of net operating revenue for the six-month periods ended June 30, 2026, and 2025:

	June 30, 2026	June 30, 2025
Gross operating revenue	105,263	105,600
Revenue deductions:
Cancellations and returns	(1,372)	(1,148)
Taxes on services	(6,450)	(6,276)
Total revenue deductions	(7,822)	(7,424)
Net operating revenue	97,441	98,176

Schedule of Disaggregation of Net Operating Revenue

Disaggregation of net operating revenue for the six-month periods ended June 30, 2026, and 2025, is as follows:

	June 30, 2026	June 30, 2025
Platform subscription service	97,478	96,926
Cancellations, returns and taxes on services	(7,027)	(6,679)
Revenue from platform subscription service	90,451	90,247
Data analytics service	6,020	5,667
Cancellations, returns and taxes on services	(693)	(586)
Revenue from data analytics service	5,327	5,081
Set-up and service	1,176	2,433
Cancellations, returns and taxes on services	(68)	(126)
Revenue from set-up and service	1,108	2,307
Other revenue	589	574
Cancellations, returns and taxes on services	(34)	(33)
Other revenue	555	541
Total net operating revenue	97,441	98,176

Schedule of Contract Asset Activity

The contract asset activity as of June 30, 2026, and December 31, 2025, is as follows:

At January 1, 2025	4,736
Decrease from transfers to accounts receivable	(4,735)
Increase from changes based on work in progress	1,836
At December 31, 2025	1,837
Decrease from transfers to accounts receivable	(1,836)
Increase from changes based on work in progress	1,462
At June 30, 2026	1,463

Schedule of Deferred Revenue Activity

The deferred revenue activity as of June 30, 2026, and December 31, 2025, is as follows:

At January 1, 2025	3,739
Increase in deferred revenue in the current year	9,370
Revenue recognized during the current year	(9,184)
At December 31, 2025	3,925
Increase in deferred revenue in the current period	57,305
Revenue recognized during the current period	(57,390)
At June 30, 2026	3,840